UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2023
MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	62.5%
Emerging Markets Bonds	25.1%
Investment Grade Corporates	8.3%
Mortgage-Backed Securities	1.9%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Debt Obligations	1.4%
U.S. Treasury Securities	1.3%
Municipal Bonds	0.6%
Asset-Backed Securities	0.6%
Non-U.S. Government Bonds	(2.4)%
Portfolio facts
Average Duration (d)	6.3
Average Effective Maturity (m)	8.5 yrs.
Composition including fixed income credit quality (a)(i)
AAA	6.3%
AA	4.7%
A	7.0%
BBB	14.4%
BB	37.8%
B	28.4%
CCC	9.0%
C	0.1%
D	0.1%
U.S. Government	18.2%
Federal Agencies	1.9%
Not Rated	(26.9)%
Non-Fixed Income	0.1%
Cash & Cash Equivalents (Less Liabilities) (b)	(31.3)%
Other (q)	30.2%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of May 31, 2023.

Portfolio Composition - continued
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	March 2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	January 2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Portfolio Managers' Profiles – continued
Portfolio Manager	Primary Role	Since	Title and Five Year History
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Effective January 20, 2023, John Mitchell was added as a Portfolio Manager and Henry Peabody is no longer a Portfolio Manager of the fund. Effective March 31, 2023, Neeraj Arora was added as a Portfolio Manager of the fund. Effective April 30, 2024, Matt Ryan will no longer be a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 128.9%
Aerospace & Defense – 1.9%
Boeing Co., 5.805%, 5/01/2050	$47,000	$46,013
Bombardier, Inc., 7.5%, 3/15/2025 (n)	130,000	130,119
Bombardier, Inc., 7.125%, 6/15/2026 (n)	412,000	404,037
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	725,000	652,964
Moog, Inc., 4.25%, 12/15/2027 (n)	885,000	825,223
Raytheon Technologies Corp., 2.82%, 9/01/2051	175,000	115,064
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	640,000	526,583
TransDigm, Inc., 6.25%, 3/15/2026 (n)	275,000	273,117
TransDigm, Inc., 6.375%, 6/15/2026	535,000	528,488
TransDigm, Inc., 5.5%, 11/15/2027	1,235,000	1,161,037
TransDigm, Inc., 6.75%, 8/15/2028 (n)	474,000	474,546
TransDigm, Inc., 4.625%, 1/15/2029	598,000	530,013
		$5,667,204
Airlines – 0.4%
Air Canada, 3.875%, 8/15/2026 (n)	$680,000	$631,235
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	410,042	392,899
		$1,024,134
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032	$89,000	$71,621
Asset-Backed & Securitized – 3.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.025%, 11/15/2054 (i)	$3,775,192	$201,225
ACREC 2021-FL1 Ltd., “C”, FLR, 7.261% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	229,500	217,262
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.858% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	154,500	149,847
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.357% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	261,500	252,432
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.105% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	200,000	187,423
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.707% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	100,000	94,480
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.057% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	275,500	258,095
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.172% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	303,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.872% (SOFR - 30 day + 3%), 1/15/2037 (n)	$208,000	$193,390
AREIT 2022-CRE6 Trust, “C”, FLR, 7.064% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	100,000	93,234
AREIT 2022-CRE6 Trust, “D”, FLR, 7.764% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	100,000	90,455
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.76% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	115,531	150,837
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.62%, 4/15/2053 (i)	1,976,345	137,489
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.293%, 7/15/2054 (i)	989,039	66,041
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.619%, 2/15/2054 (i)	2,270,795	199,201
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055	118,289	124,050
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.788%, 7/15/2053 (i)	3,378,659	249,772
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.269%, 2/15/2054 (i)	3,613,113	237,969
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	1,993,554	118,990
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	5,524,905	264,428
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.264%, 7/15/2054 (i)	6,945,356	487,900
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.279%, 8/15/2054 (i)	2,334,258	165,753
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)	8,926,377	429,489
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055	46,000	46,449
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.157% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	100,000	97,392
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.407% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	100,000	93,938
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	133,941	126,668
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	73,829	67,924
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	66,480	58,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “B”, FLR, 6.657% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	$549,000	$513,813
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	144,025	134,693
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	408,356
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	89,945	81,219
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	80,765
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	135,836	135,304
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	68,632	68,374
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.777%, 4/15/2054 (i)	1,575,696	65,887
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.975%, 6/15/2063 (i)	997,603	53,987
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.044%, 6/15/2064 (i)	1,300,191	75,872
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065	257,000	220,511
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,413,047	44
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	123,172	122,491
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.19% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	114,000	110,203
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.655% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)	297,500	279,014
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	64,000	63,745
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.107% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	258,000	241,421
MF1 2021-FL5 Ltd., “B”, FLR, 6.631% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	423,500	408,990
MF1 2021-FL5 Ltd., “C”, FLR, 6.88% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	213,000	199,487
MF1 2021-FL5 Ltd., “D”, FLR, 7.68% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	755,000	713,911
MF1 2022-FL8 Ltd., “C”, FLR, 7.122% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	110,841	103,239
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)	1,030,831	68,541

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.224%, 6/15/2054 (i)		$3,105,376	$188,946
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.181% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	103,110
PFP III 2021-7 Ltd., “B”, FLR, 6.505% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		99,995	94,157
PFP III 2021-7 Ltd., “C”, FLR, 6.755% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		99,995	92,157
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	100,000	113,361
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.257% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		$157,500	147,180
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.911% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	177,573
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.211% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	92,112
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.508% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	146,280
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.957% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	301,195
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.532%, 8/15/2054 (i)		1,965,542	159,644
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.722% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		56,000	55,967
			$10,986,355
Automotive – 2.0%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$621,000	$622,598
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		448,000	448,000
Dana, Inc., 5.375%, 11/15/2027		544,000	509,516
Dana, Inc., 4.25%, 9/01/2030		375,000	300,460
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		704,000	528,463
Ford Motor Co., 5.113%, 5/03/2029		885,000	810,239
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,785,000	1,689,986
Hyundai Capital America, 6.375%, 4/08/2030 (n)		93,000	96,993
LKQ Corp., 6.25%, 6/15/2033 (n)		65,000	65,417
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	150,000	148,256
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$560,000	424,340
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	280,000	237,217
Volkswagen Financial Services N.V., 5.875%, 5/23/2029	GBP	100,000	121,864
			$6,003,349

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
Discovery Communications LLC, 4.125%, 5/15/2029		$78,000	$71,127
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		985,000	626,750
Gray Television, Inc., 5.875%, 7/15/2026 (n)		116,000	99,705
iHeartCommunications, Inc., 8.375%, 5/01/2027		388,000	218,894
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		681,000	584,452
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	252,437
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		740,000	629,740
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	423,495	358,468
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		200,000	151,538
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$181,000	158,129
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)	EUR	242,000	198,575
			$3,349,815
Brokerage & Asset Managers – 1.1%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$118,000	$108,798
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		757,000	766,614
Ameriprise Financial, Inc., 4.5%, 5/13/2032		36,000	34,434
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		716,000	611,696
LPL Holdings, Inc., 4%, 3/15/2029 (n)		84,000	73,760
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		456,000	396,402
NFP Corp., 4.875%, 8/15/2028 (n)		614,000	548,124
NFP Corp., 6.875%, 8/15/2028 (n)		730,000	605,412
			$3,145,240
Building – 2.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$650,000	$522,412
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,050,000	910,875
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	86,968
Interface, Inc., 5.5%, 12/01/2028 (n)		$1,042,000	812,760
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		586,000	471,730
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		201,000	177,885
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		556,000	528,200
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		830,000	800,950
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		425,000	351,934
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	225,000	213,138
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$569,000	521,650
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		682,000	575,858
Vulcan Materials Co., 3.5%, 6/01/2030		159,000	143,572

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		$694,000	$600,166
			$6,718,098
Business Services – 1.4%
Corning, Inc., 4.125%, 5/15/2031	EUR	100,000	$107,371
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$514,000	495,162
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	100,000	95,051
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	78,498
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		520,000	486,573
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		425,000	397,610
Mastercard, Inc., 3.3%, 3/26/2027		123,000	118,369
Mastercard, Inc., 3.85%, 3/26/2050		77,000	65,589
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	684,309
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		832,000	833,816
Visa, Inc., 3.65%, 9/15/2047		118,000	100,329
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		697,000	603,739
			$4,066,416
Cable TV – 5.9%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,023,000	$800,497
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		528,000	489,098
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,386,000	2,012,277
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,500,000	1,234,728
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		850,000	680,884
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		581,000	429,829
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	73,943
Comcast Corp., 3.75%, 4/01/2040		55,000	45,950
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	629,391
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	243,813
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	363,355
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	173,540
DISH DBS Corp., 7.75%, 7/01/2026		441,000	253,032
DISH DBS Corp., 5.25%, 12/01/2026 (n)		650,000	513,448
DISH DBS Corp., 5.125%, 6/01/2029		450,000	204,088
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	244,062
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	828,606
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	174,068

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
SES S.A., 3.5%, 1/14/2029	EUR	100,000	$97,368
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$592,000	495,712
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,512,000	1,319,821
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		355,000	261,968
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,400,000	1,295,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		473,000	456,265
Videotron Ltd., 3.625%, 6/15/2029 (n)		407,000	350,138
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	255,000	209,590
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$1,000,000	791,571
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,200,000	1,042,450
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	125,490
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	270,000	206,648
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,515,000	1,161,715
			$17,208,345
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$510,284
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,340,000	1,148,005
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		914,000	799,929
Ingevity Corp., 3.875%, 11/01/2028 (n)		994,000	820,348
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	100,000	107,633
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		$678,000	579,168
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	104,302
Nutrien Ltd., 4.9%, 3/27/2028		44,000	43,616
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		905,000	750,972
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	427,137
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		465,000	385,194
			$5,676,588
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$493,000	$462,620
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		200,000	176,715
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		639,000	548,799
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		646,000	562,795
Microsoft Corp., 3.3%, 2/06/2027		145,000	141,782
Microsoft Corp., 2.525%, 6/01/2050		101,000	69,523
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		649,000	593,835
			$2,556,069
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,073,000	$1,055,564
Fair Isaac Corp., 4%, 6/15/2028 (n)		131,000	120,513
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		299,000	252,844

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		$292,000	$224,460
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,210,000	1,154,935
Virtusa Corp., 7.125%, 12/15/2028 (n)		574,000	457,765
			$3,266,081
Conglomerates – 2.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$500,000	$451,893
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,240,000	1,097,374
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		693,000	724,781
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		995,000	987,040
Gates Global LLC, 6.25%, 1/15/2026 (n)		854,000	836,920
Griffon Corp., 5.75%, 3/01/2028		751,000	692,374
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	100,000	107,982
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$732,000	557,203
nVent Finance S.à r.l., 5.65%, 5/15/2033		58,000	56,855
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		132,000	130,447
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		482,000	480,866
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	100,000	103,182
TriMas Corp., 4.125%, 4/15/2029 (n)		$1,593,000	1,414,329
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		186,000	181,002
			$7,822,248
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$608,000	$553,280
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		280,000	258,376
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		610,000	524,236
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		821,000	796,370
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		427,000	374,338
			$2,506,600
Consumer Products – 1.6%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	340,000	$288,649
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$755,000	646,469
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	100,000	74,699
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$118,000	118,780
Mattel, Inc., 3.375%, 4/01/2026 (n)		626,000	574,205
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	296,223
Mattel, Inc., 6.2%, 10/01/2040		59,000	51,841
Newell Brands, Inc., 6.375%, 9/15/2027		678,000	644,839
Newell Brands, Inc., 6.625%, 9/15/2029		474,000	447,337
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	601,650

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		$227,000	$186,810
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		591,000	482,735
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		575,000	342,844
			$4,757,081
Consumer Services – 3.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$764,000	$670,296
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	296,000
ANGI Group LLC, 3.875%, 8/15/2028 (n)		891,000	725,410
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		830,000	718,274
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	100,000	108,055
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$459,000	409,657
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,185,000	1,024,983
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		569,000	532,190
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		587,000	551,966
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		910,000	830,375
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		275,000	233,401
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	44,804
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		753,000	543,993
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		430,000	298,280
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		1,134,593	312,079
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,482,000	1,269,536
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		571,000	509,399
			$9,078,698
Containers – 2.2%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$565,000	$482,382
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	220,000	172,521
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$1,046,000	820,283
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		1,080,000	906,714
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,376,000	1,105,182
Crown Americas LLC, 5.25%, 4/01/2030		550,000	524,948
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		920,000	872,874
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		490,000	476,667

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
LABL, Inc., 5.875%, 11/01/2028 (n)		$583,000	$523,971
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		625,000	588,500
			$6,474,042
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$131,000	$107,818
CommScope Technologies LLC, 5%, 3/15/2027 (n)		692,000	465,435
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	140,000	117,951
			$691,204
Electronics – 1.1%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$101,000	$83,884
Entegris, Inc., 4.375%, 4/15/2028 (n)		270,000	248,141
Entegris, Inc., 3.625%, 5/01/2029 (n)		480,000	414,197
Intel Corp., 5.7%, 2/10/2053		48,000	47,417
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		255,000	255,127
Sensata Technologies B.V., 5%, 10/01/2025 (n)		990,000	973,042
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	371,815
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		200,000	202,444
Synaptics, Inc., 4%, 6/15/2029 (n)		773,000	647,387
			$3,243,454
Emerging Market Quasi-Sovereign – 4.1%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		$200,000	$199,664
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	100,000	99,643
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$510,000	504,421
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	159,178
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		404,000	346,852
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	567,878
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	390,000
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		522,000	504,640
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	563,310
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	249,754
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	668,237
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	633,500
Korea Development Bank, 4.25%, 9/08/2032		531,000	516,885

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$200,000	$198,464
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	985,660
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		200,000	199,208
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026 (a)(z)		1,116,000	267,840
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	468,455
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	193,040
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	782,428
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	71,773
Petroleos Mexicanos, 10%, 2/07/2033 (n)		60,000	53,815
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	591,469
Petroleos Mexicanos, 7.69%, 1/23/2050		100,000	64,814
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		200,000	187,226
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	513,835
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		200,000	200,027
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,087,180
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	180,000	133,221
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	514,080
			$11,916,497
Emerging Market Sovereign – 14.2%
Arab Republic of Egypt, 8.5%, 1/31/2047		$1,265,000	$634,451
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	705,831
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	148,827
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	140,089
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,664,853
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	433,469
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	1,020,000	1,117,208
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		3,429,000	3,134,295
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,081,000	1,201,635
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	418,186
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$200,000	202,305
Kingdom of Morocco, 3%, 12/15/2032 (n)		459,000	361,463
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	44,975,000	1,046,672

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
People's Republic of China, 3.13%, 11/21/2029	CNY	1,180,000	$170,967
People's Republic of China, 2.88%, 2/25/2033		10,550,000	1,504,157
Republic of Angola, 9.375%, 5/08/2048		$670,000	513,461
Republic of Angola, 9.125%, 11/26/2049		200,000	148,954
Republic of Argentina, 1.5%, 7/09/2035		627,494	145,664
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	156,315
Republic of Benin, 6.875%, 1/19/2052		400,000	292,177
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	810,394
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		200,000	155,312
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$305,000	122,275
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	700,567
Republic of Guatemala, 6.125%, 6/01/2050		300,000	270,489
Republic of Hungary, 5.5%, 6/16/2034 (n)		850,000	810,965
Republic of Indonesia, 4.65%, 9/20/2032		796,000	788,694
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	384,262
Republic of Korea, 2.125%, 6/10/2027	KRW	1,570,000,000	1,122,865
Republic of Korea, 2.375%, 12/10/2027		650,000,000	467,011
Republic of Korea, 1.875%, 6/10/2029		4,874,250,000	3,352,802
Republic of Korea, 1.375%, 6/10/2030		3,751,670,000	2,456,376
Republic of Paraguay, 5.6%, 3/13/2048		$200,000	171,702
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	962,895
Republic of Philippines, 3.556%, 9/29/2032		334,000	307,521
Republic of Poland, 5.75%, 11/16/2032		72,000	76,395
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	197,455
Republic of Romania, 2%, 1/28/2032		350,000	268,615
Republic of Romania, 2%, 4/14/2033		250,000	184,385
Republic of Senegal, 6.25%, 5/23/2033		$247,000	196,434
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	647,000	406,302
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)		$446,000	162,913
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	648,916
Sultanate of Oman, 7%, 1/25/2051		800,000	774,008
United Arab Emirates, 4.951%, 7/07/2052 (n)		379,000	374,217
United Mexican States, 7.5%, 6/03/2027	MXN	168,000,000	8,970,890
United Mexican States, 7.75%, 5/29/2031		10,500,000	557,024
United Mexican States, 4.75%, 4/27/2032		$727,000	694,724
United Mexican States, 4.875%, 5/19/2033		641,000	612,188
United Mexican States, 3.771%, 5/24/2061		774,000	514,349
			$41,663,924
Energy - Independent – 2.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$524,000	$512,397
CNX Resources Corp., 6%, 1/15/2029 (n)		396,000	365,687
CNX Resources Corp., 7.375%, 1/15/2031 (n)		192,000	184,805

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$895,000	$782,234
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		815,000	764,063
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		525,000	482,344
Energean Israel Finance Ltd., 5.875%, 3/30/2031		500,000	434,927
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		679,000	658,630
Matador Resources Co., 6.875%, 4/15/2028 (n)		374,000	370,941
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	443,713
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		515,000	474,558
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		110,000	110,643
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		658,000	616,024
SM Energy Co., 6.75%, 9/15/2026		177,000	170,893
SM Energy Co., 6.5%, 7/15/2028		458,000	429,439
Southwestern Energy Co., 8.375%, 9/15/2028		185,000	192,829
Southwestern Energy Co., 5.375%, 3/15/2030		387,000	355,711
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	868,560
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	242,018
			$8,460,416
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$63,000	$62,294
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	100,000	107,668
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170		130,000	120,199
Eni S.p.A., 3.625%, 5/19/2027		100,000	106,521
Eni S.p.A., 4.25%, 5/09/2029 (n)		$200,000	191,323
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	100,000	100,901
			$688,906
Engineering - Construction – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	$107,968
Entertainment – 1.6%
Carnival Corp., 4%, 8/01/2028 (n)		$174,000	$151,739
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		542,000	513,876
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		825,000	706,230
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		432,000	445,875
Merlin Entertainments, 5.75%, 6/15/2026 (n)		435,000	415,830
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		429,000	390,678

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	100,000	$106,326
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		$423,000	383,723
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		566,000	521,545
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		690,000	633,881
VOC Escrow Ltd., 5%, 2/15/2028 (n)		358,000	322,248
			$4,591,951
Financial Institutions – 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028 (w)		$150,000	$148,732
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		567,050	490,623
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	74,478
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	123,748
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		795,000	779,804
Credit Acceptance Corp., 6.625%, 3/15/2026		82,000	78,238
EXOR N.V., 2.25%, 4/29/2030	EUR	100,000	94,503
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,824,693	1,628,538
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/09/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	39,015
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$989,000	808,725
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	84,707
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	69,004
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)		$563,000	554,628
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,204,000	1,098,048
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)		145,000	117,750
OneMain Finance Corp., 6.875%, 3/15/2025		588,000	566,569
OneMain Finance Corp., 7.125%, 3/15/2026		805,000	769,717
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	100,000	82,297
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$715,000	589,632
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	100,000	85,149
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		280,000	61,588
SBB Treasury Oyj, 1.125%, 11/26/2029		100,000	65,866
SLM Corp., 3.125%, 11/02/2026		$827,000	708,971
VGP N.V., 1.5%, 4/08/2029	EUR	100,000	72,418
			$9,192,748

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	$177,150
B&G Foods, Inc., 5.25%, 4/01/2025		470,000	442,882
B&G Foods, Inc., 5.25%, 9/15/2027		175,000	148,790
BellRing Brands, Inc., 7%, 3/15/2030 (n)		840,000	851,651
Carlsberg Breweries A/S, 3.5%, 11/26/2026	EUR	100,000	106,544
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$755,000	702,150
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	43,624
Constellation Brands, Inc., 3.15%, 8/01/2029		72,000	64,975
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	84,911
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		781,000	631,912
Kraft Heinz Foods Co., 3.875%, 5/15/2027		137,000	132,696
Performance Food Group Co., 5.5%, 10/15/2027 (n)		884,000	849,973
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		618,000	595,876
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,050,000	919,479
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,072,000	922,081
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		855,000	779,796
			$7,454,490
Forest & Paper Products – 0.0%
Stora Enso Oyj, 4.25%, 9/01/2029 (w)	EUR	100,000	$107,893
Gaming & Lodging – 2.7%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$319,000	$275,012
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		495,000	497,270
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		683,000	695,970
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		633,000	611,399
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,000,000	947,087
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	224,559
Las Vegas Sands Corp., 3.9%, 8/08/2029		69,000	61,034
Marriott International, Inc., 2.85%, 4/15/2031		90,000	75,682
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		581,000	468,547
Sands China Ltd., 4.3%, 1/08/2026		600,000	559,901
Sands China Ltd., 4.875%, 6/18/2030		505,000	442,558
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		596,000	523,932
VICI Properties LP, REIT, 4.95%, 2/15/2030		97,000	90,238
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		813,000	745,928
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		705,000	611,729
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		674,000	567,845
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		731,000	652,314
			$8,051,005

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$246,852
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	179,346
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	549,115
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,010,000	907,449
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		550,000	535,947
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		35,000	22,643
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		928,000	847,682
			$3,289,034
Insurance – 0.2%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	180,000	$152,500
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		100,000	111,203
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		100,000	106,798
Corebridge Financial, Inc., 4.35%, 4/05/2042		$149,000	119,158
Equitable Holdings, Inc., 5.594%, 1/11/2033		115,000	112,744
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	100,000	106,969
			$709,372
Insurance - Health – 0.0%
Humana, Inc., 5.5%, 3/15/2053		$24,000	$23,497
UnitedHealth Group, Inc., 3.5%, 8/15/2039		38,000	31,656
UnitedHealth Group, Inc., 3.25%, 5/15/2051		108,000	78,790
			$133,943
Insurance - Property & Casualty – 1.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$399,000	$378,062
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		448,000	376,889
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		466,000	389,805
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		295,000	274,944
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		637,000	546,426
American International Group, Inc., 5.125%, 3/27/2033		74,000	72,509
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		165,000	147,270
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	20,717
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		92,000	70,966
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		500,000	432,607
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		360,000	350,307

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 5.625%, 12/01/2029 (n)		$997,000	$894,469
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	96,583
			$4,051,554
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070	EUR	200,000	$180,110
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	100,000	102,004
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	50,000	52,992
La Banque Postale S.A., 4%, 5/03/2028		100,000	106,420
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	93,898
			$535,424
International Market Sovereign – 9.8%
Commonwealth of Australia, 2.75%, 11/21/2028	AUD	814,000	$512,380
Commonwealth of Australia, 1%, 11/21/2031		3,662,000	1,935,549
Commonwealth of Australia, 3.25%, 6/21/2039		13,387,000	7,988,512
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	168,580
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	550,247
Government of Finland, 3%, 9/15/2033	EUR	370,000	398,787
Government of Japan, 0.1%, 12/20/2026	JPY	231,000,000	1,665,074
Government of Japan, 2.1%, 12/20/2027		137,800,000	1,080,769
Government of Japan, 1.7%, 6/20/2044		105,350,000	847,118
Government of Japan, 0.3%, 6/20/2046		129,700,000	777,157
Government of Japan, 1.6%, 12/20/2052		105,500,000	817,035
Government of New Zealand, 1.5%, 5/15/2031	NZD	748,000	367,664
Government of New Zealand, 2%, 5/15/2032		1,766,000	885,236
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	1,458,000	1,563,799
Kingdom of Belgium, 0.4%, 6/22/2040		425,000	283,291
Kingdom of Spain, 2.55%, 10/31/2032		440,000	443,249
Kingdom of Spain, 3.15%, 4/30/2033		1,490,000	1,568,950
Kingdom of Spain, 3.9%, 7/30/2039 (n)		411,000	447,286
Kingdom of Spain, 1%, 10/31/2050		1,180,000	658,291
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	23,705,000	2,079,949
Republic of Italy, 0.5%, 7/15/2028	EUR	987,000	906,346
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	2,275,000	2,516,140
United Kingdom Treasury, 1.25%, 10/22/2041		255,000	190,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 1.25%, 7/31/2051	GBP	231,526	$140,510
			$28,792,419
Local Authorities – 0.3%
Oslo kommune, 2.17%, 5/18/2029	NOK	3,000,000	$242,488
Province of Alberta, 4.5%, 12/01/2040	CAD	125,000	95,041
Province of British Columbia, 2.95%, 6/18/2050		115,000	68,570
Province of Ontario, 1.9%, 12/02/2051		1,287,000	602,022
			$1,008,121
Machinery & Tools – 0.8%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)		$524,000	$530,230
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		988,000	1,029,763
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	110,000	99,431
Terex Corp., 5%, 5/15/2029 (n)		$685,000	634,762
			$2,294,186
Major Banks – 1.7%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$152,000	$115,773
Banco de Sabadell S.A., 5%, 6/07/2029 (w)	EUR	100,000	106,658
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$117,000	116,590
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	105,000	89,180
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$201,000	166,104
Barclays Bank PLC, FLR, 5.235% (LIBOR - 6mo.), 8/14/2171		110,000	97,240
BNP Paribas S.A., 5.284%, 3/23/2172		90,000	75,319
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	174,158
Credit Suisse AG (London), 2.125%, 5/31/2024	EUR	100,000	103,687
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		150,000	177,411
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$118,000	95,010
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		80,000	59,872
HSBC Bank PLC, FLR, 5.251% (LIBOR - 6mo. + 0.10%), 6/11/2171		30,000	29,888
HSBC Bank PLC, FLR, 5.401% (LIBOR - 6mo. + 0.25%), 12/19/2171		60,000	59,550
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	258,018
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	100,000	108,017

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	100,000	$108,194
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170		$200,000	169,009
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		40,000	39,700
ING Groep N.V., 1% to 11/16/2027, FLR (EUR Swap Rate - 5yr. + 1.15%) to 11/16/2032	EUR	100,000	89,108
ING Groep N.V., 6.25%, 5/20/2033	GBP	100,000	118,395
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$88,000	77,989
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		218,000	156,124
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	100,000	82,776
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$107,000	96,232
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		227,000	205,176
NatWest Group PLC, 4.771%, 2/16/2029	EUR	100,000	107,235
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		100,000	107,382
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	200,000	189,018
Société Générale S.A., 5.625%, 6/02/2033 (w)	EUR	100,000	106,370
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		100,000	87,790
Standard Chartered PLC, 4.874%, 5/10/2031		130,000	139,587
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$785,000	804,484
Toronto-Dominion Bank, 4.108%, 6/08/2027		153,000	147,275
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	95,497
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$73,000	68,421
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		69,000	58,249
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		69,000	59,269
			$4,945,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 3.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$669,040
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		264,000	203,383
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,024,000	947,168
Becton, Dickinson and Co., 4.298%, 8/22/2032		45,000	42,783
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,028,000	902,276
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		450,000	418,825
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		806,000	435,361
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		699,000	525,031
CVS Health Corp., 5.25%, 1/30/2031 (w)		30,000	30,114
CVS Health Corp., 5.625%, 2/21/2053		87,000	84,840
DaVita, Inc., 4.625%, 6/01/2030 (n)		618,000	529,283
Encompass Health Corp., 5.75%, 9/15/2025		270,000	267,662
Encompass Health Corp., 4.75%, 2/01/2030		726,000	661,319
Encompass Health Corp., 4.625%, 4/01/2031		120,000	104,791
HCA, Inc., 5.125%, 6/15/2039		103,000	94,259
IQVIA, Inc., 5%, 5/15/2027 (n)		1,010,000	971,281
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	406,764
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		329,000	247,865
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	111,609
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	134,260
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		485,000	363,450
Tenet Healthcare Corp., 6.125%, 10/01/2028		499,000	472,954
Tenet Healthcare Corp., 4.375%, 1/15/2030		226,000	201,367
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		723,000	698,765
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		287,000	286,716
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	100,000	70,158
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$52,000	45,444
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		575,000	487,312
			$10,414,080
Medical Equipment – 0.8%
Embecta Corp., 5%, 2/15/2030 (n)		$580,000	$485,612
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		797,000	862,490
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		410,000	350,805
Teleflex, Inc., 4.625%, 11/15/2027		705,000	666,852
			$2,365,759

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.5%
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	100,000	$106,970
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$788,000	756,857
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		878,000	739,715
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		307,000	275,532
Ero Copper Corp., 6.5%, 2/15/2030 (n)		483,000	417,795
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,194,000	1,009,102
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		101,000	83,010
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		838,000	668,336
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,086,000	949,153
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		524,000	411,733
Novelis Corp., 3.25%, 11/15/2026 (n)		430,000	388,401
Novelis Corp., 4.75%, 1/30/2030 (n)		697,000	618,583
Novelis Corp., 3.875%, 8/15/2031 (n)		380,000	312,043
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	150,000	139,054
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		$365,912	343,907
TMS International Corp., 6.25%, 4/15/2029 (n)		170,000	134,382
			$7,354,573
Midstream – 3.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$984,000	$853,326
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		959,000	806,547
Enbridge, Inc., 5.7%, 3/08/2033		69,000	70,167
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,384,000	1,297,326
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		307,000	268,217
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		125,000	125,625
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		238,000	231,819
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		580,000	570,373
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,165,000	1,103,837
NuStar Logistics, LP, 6.375%, 10/01/2030		583,000	561,137
Peru LNG, 5.375%, 3/22/2030		518,000	412,154
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		82,000	72,545
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		193,000	182,487
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		203,000	189,812
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,080,000	975,100
Targa Resources Corp., 4.2%, 2/01/2033		28,000	24,713
Targa Resources Corp., 4.95%, 4/15/2052		79,000	62,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	$785,000	$794,843
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	870,000	756,925
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	423,000	419,353
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	625,000	538,800
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	193,000	193,965
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	386,000	388,019
		$10,899,853
Mortgage-Backed – 1.8%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$13,873	$14,320
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	54,715	55,775
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	30,063	31,246
Fannie Mae, 3.5%, 12/01/2047	40,492	38,060
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052	430,715	360,273
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	130,463	121,803
Fannie Mae, UMBS, 2.5%, 7/01/2050 - 4/01/2052	765,039	655,418
Fannie Mae, UMBS, 3%, 12/01/2051 - 6/01/2052	54,516	48,543
Fannie Mae, UMBS, 5.5%, 11/01/2052	120,155	120,482
Freddie Mac, 0.137%, 2/25/2025 (i)	38,000,000	121,608
Freddie Mac, 1.367%, 3/25/2027 (i)	448,000	20,494
Freddie Mac, 0.127%, 2/25/2028 (i)	36,576,000	253,603
Freddie Mac, 0.293%, 2/25/2028 (i)	15,572,000	215,021
Freddie Mac, 0.108%, 4/25/2028 (i)	15,983,000	107,299
Freddie Mac, 1.091%, 7/25/2029 (i)	1,881,616	102,612
Freddie Mac, 1.799%, 4/25/2030 (i)	845,640	87,400
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	76,518
Freddie Mac, 1.665%, 5/25/2030 (i)	896,340	86,193
Freddie Mac, 1.798%, 5/25/2030 (i)	2,034,877	210,508
Freddie Mac, 1.342%, 6/25/2030 (i)	821,458	64,851
Freddie Mac, 1.6%, 8/25/2030 (i)	719,995	68,068
Freddie Mac, 1.17%, 9/25/2030 (i)	455,646	32,197
Freddie Mac, 1.08%, 11/25/2030 (i)	901,677	59,837
Freddie Mac, 0.329%, 1/25/2031 (i)	3,183,939	61,216
Freddie Mac, 0.516%, 3/25/2031 (i)	3,736,992	117,670
Freddie Mac, 0.938%, 7/25/2031 (i)	670,491	41,611
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	92,974
Freddie Mac, 0.568%, 12/25/2031 (i)	659,754	25,653
Freddie Mac, 6%, 8/01/2034	22,855	23,370
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 7/01/2051	579,833	496,354
Freddie Mac, UMBS, 3%, 4/01/2052	23,340	20,808
Ginnie Mae, 2.5%, 8/20/2051	126,284	110,468
Ginnie Mae, 2%, 3/20/2052 - 4/20/2052	346,664	293,788

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 5/20/2052 - 11/20/2052		$120,924	$108,867
Ginnie Mae, 4.5%, 8/20/2052 - 9/20/2052		90,635	88,091
Ginnie Mae, 4%, 10/20/2052 - 11/20/2052		98,289	93,385
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		99,994	99,949
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053		199,795	197,338
UMBS, TBA, 2%, 6/15/2038		175,000	156,803
UMBS, TBA, 4.5%, 6/13/2053		325,000	314,787
UMBS, TBA, 5.5%, 6/25/2053		75,000	74,953
			$5,370,214
Municipals – 0.6%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$125,000	$116,655
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		150,000	137,839
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 4.949%, 7/01/2038		290,000	283,204
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		190,000	192,374
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	57,445
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		195,000	188,806
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		249,000	270,795
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	294,658
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	204,847
			$1,746,623
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.25%, 1/11/2043	EUR	100,000	$105,966
NiSource, Inc., 3.6%, 5/01/2030		$92,000	83,770
			$189,736
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	110,000	$95,671
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	82,068
			$177,739

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053		$66,000	$45,818
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		200,000	188,292
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	943,464
			$1,177,574
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034		$483,922	$428,901
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		760,000	692,390
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		520,000	504,400
			$1,625,691
Oils – 0.8%
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,566,000	$1,353,807
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		545,000	506,850
Puma International Financing S.A., 5%, 1/24/2026		289,000	264,419
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	298,022
			$2,423,098
Other Banks & Diversified Financials – 0.9%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	100,000	$110,671
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$750,000	635,700
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		546,000	540,540
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030	EUR	100,000	106,973
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	98,669
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	100,000	117,008
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	79,295
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	94,798
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	241,149
Groupe BPCE S.A., 1.75% to 2/02/2029, FLR (EUR Swap Rate - 5yr. + 1.57%) to 2/02/2034	EUR	100,000	87,270
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		200,000	156,778
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		100,000	107,292
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$74,000	69,035
Skipton Building Society, 6.25%, 4/25/2029	GBP	100,000	120,464

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	100,000	$113,542
			$2,679,184
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$744,000	$654,083
NCR Corp., 5.125%, 4/15/2029 (n)		565,000	494,232
			$1,148,315
Pharmaceuticals – 1.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$416,000	$414,907
Amgen, Inc., 5.25%, 3/02/2030		33,000	33,256
Amgen, Inc., 5.6%, 3/02/2043		34,000	33,676
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		454,000	342,770
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		90,000	56,145
Bayer AG, 4.25%, 8/26/2029	EUR	30,000	32,764
Bayer AG, 4.625%, 5/26/2033		90,000	98,243
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		$1,114,000	998,122
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		754,000	671,242
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	572,773
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		100,000	100,401
			$3,354,299
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$215,000	$206,890
GFL Environmental, Inc., 4%, 8/01/2028 (n)		630,000	562,562
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		255,000	231,529
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		345,000	306,227
Stericycle, Inc., 3.875%, 1/15/2029 (n)		866,000	763,760
Waste Connections, Inc., 4.2%, 1/15/2033		49,000	46,210
Waste Management, Inc., 4.625%, 2/15/2033		105,000	103,773
			$2,220,951
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$755,000	$589,323
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		114,000	111,617
Taseko Mines Ltd., 7%, 2/15/2026 (n)		569,000	510,066
			$1,211,006
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$890,000	$767,625

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	225,000	$173,155
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$704,000	578,183
			$751,338
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$131,834
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	39,863
			$171,697
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$68,018
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	156,359
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		88,000	70,452
XHR LP, REIT, 4.875%, 6/01/2029 (n)		819,000	701,269
			$996,098
Real Estate - Retail – 0.1%
Regency Centers Corp., 3.7%, 6/15/2030		$71,000	$63,883
STORE Capital Corp., REIT, 2.75%, 11/18/2030		313,000	226,826
WEA Finance LLC, 2.875%, 1/15/2027 (n)		100,000	86,427
			$377,136
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$645,000	$524,835
McDonald's Corp., 4.25%, 3/07/2035	EUR	100,000	108,564
			$633,399
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$801,000	$706,039
AutoZone, Inc., 4.75%, 8/01/2032		48,000	46,732
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,168,000	1,111,388
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	170,000	164,973
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$296,000	296,032
Home Depot, Inc., 3.625%, 4/15/2052		122,000	94,982
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		462,000	408,407
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	80,581
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		805,000	617,695
			$3,526,829

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
Ctec II GmbH, 5.25%, 2/15/2030 (n)	EUR	200,000	$175,002
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$96,000	81,151
			$256,153
Specialty Stores – 1.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$74,000	$59,860
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		590,000	516,634
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		234,000	201,599
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		410,000	315,700
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		675,000	414,747
Penske Automotive Group Co., 3.75%, 6/15/2029		809,000	692,962
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		620,000	601,905
			$2,803,407
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$274,000	$260,528
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	469,518
			$730,046
Supranational – 0.3%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	$137,241
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,055,000	854,550
			$991,791
Telecommunications - Wireless – 1.1%
Altice France S.A., 6%, 2/15/2028 (n)		$1,255,000	$621,206
American Tower Corp., REIT, 2.75%, 1/15/2027		81,000	74,483
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		100,000	95,813
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	547,287
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		92,000	81,303
Rogers Communications, Inc., 3.7%, 11/15/2049		33,000	23,185
SBA Communications Corp., 3.875%, 2/15/2027		618,000	569,616
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	892,877
Tele2 AB Co., 3.75%, 11/22/2029	EUR	100,000	106,496
T-Mobile USA, Inc., 3.875%, 4/15/2030		$135,000	125,253
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	100,000	78,606
Vodafone Group PLC, 5.625%, 2/10/2053		$76,000	72,579
			$3,288,704

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.1%
Telstra Group Ltd., 3.75%, 5/04/2031	EUR	110,000	$118,828
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	94,156
			$212,984
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	100,000	$89,213
Philip Morris International, Inc., 5.125%, 11/17/2027		$121,000	122,245
Vector Group Ltd., 5.75%, 2/01/2029 (n)		425,000	369,301
			$580,759
Transportation - Services – 0.3%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	100,000	$106,213
Q-Park Holding I B.V., 2%, 3/01/2027		280,000	252,902
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		100,000	108,106
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		100,000	108,053
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	80,582
United Parcel Service, 5.05%, 3/03/2053		154,000	153,832
			$809,688
U.S. Treasury Obligations – 18.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$25,546,000	$16,456,214
U.S. Treasury Bonds, 2.375%, 11/15/2049		22,898,000	17,095,683
U.S. Treasury Notes, 2.375%, 5/15/2029		2,906,000	2,691,796
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		18,224,000	16,946,184
			$53,189,877
Utilities - Electric Power – 3.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,039,111
American Electric Power Co., Inc., 5.699%, 8/15/2025 (w)		54,000	49,353
American Electric Power Co., Inc., 5.625%, 3/01/2033		116,000	118,318
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	71,345
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	131,627
Calpine Corp., 4.5%, 2/15/2028 (n)		$927,000	843,573
Calpine Corp., 5.125%, 3/15/2028 (n)		864,000	773,976
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		557,000	518,414
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,770,000	1,484,742
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	180,000	174,211
Duke Energy Corp., 2.55%, 6/15/2031		$120,000	99,298
E.CL S.A., 4.5%, 1/29/2025		300,000	288,101
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	100,000	120,697
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$200,000	156,336
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	100,000	103,385

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	100,000	$92,481
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	115,715
Florida Power & Light Co., 2.875%, 12/04/2051		$75,000	50,798
Georgia Power Co., 4.95%, 5/17/2033		120,000	118,308
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	23,277
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	243,600
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	515,040
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	100,000	73,622
National Grid PLC, 4.275%, 1/16/2035	EUR	100,000	106,050
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$51,000	51,564
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		161,000	157,965
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	97,793
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		490,000	456,313
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		118,000	118,266
Southern California Edison Co., 3.65%, 2/01/2050		104,000	77,232
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		732,963	715,366
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		545,000	523,200
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		947,000	887,813
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	393,210
Virginia Electric & Power Co., 3.5%, 3/15/2027		126,000	120,575
WEC Energy Group, Inc., 1.8%, 10/15/2030		89,000	71,368
Xcel Energy, Inc., 4.6%, 6/01/2032		46,000	44,272
			$11,026,315
Total Bonds (Identified Cost, $414,625,990)			$377,780,789
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,057	$172,896
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$206,050
Total Common Stocks (Identified Cost, $815,792)			$378,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	738	$4,797
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	738	3,137
Total Contingent Value Rights (Identified Cost, $0)		$7,934

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	3/16/21	6,125	$4,038

Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.88% (v) (Identified Cost, $26,833)	26,836	$26,833

Other Assets, Less Liabilities – (29.1)%		(85,176,769)
Net Assets – 100.0%		$293,021,771

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,833 and $378,171,707, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,922,280, representing 66.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026	11/04/2019	$1,116,000	$267,840
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	2,231,197	USD	437,842	Goldman Sachs International	6/02/2023	$1,950
CAD	3,913,043	USD	2,881,616	Merrill Lynch International	7/21/2023	4,276
EUR	518,595	USD	553,227	State Street Bank Corp.	7/21/2023	2,647
GBP	656,058	USD	814,811	Merrill Lynch International	7/21/2023	2,085
GBP	484,457	USD	600,247	State Street Bank Corp.	7/21/2023	2,978
KRW	607,907,881	USD	454,161	Barclays Bank PLC	6/15/2023	4,152
USD	281,139	AUD	417,394	Brown Brothers Harriman	7/21/2023	9,151
USD	154,685	AUD	230,334	Deutsche Bank AG	7/21/2023	4,592
USD	56,269	AUD	82,983	Goldman Sachs International	7/21/2023	2,194
USD	685,377	AUD	1,025,890	HSBC Bank	7/21/2023	16,874
USD	827,259	AUD	1,247,735	JPMorgan Chase Bank N.A.	7/21/2023	14,193
USD	1,173,203	AUD	1,765,008	Merrill Lynch International	7/21/2023	23,065
USD	15,626,186	AUD	23,136,376	State Street Bank Corp.	7/21/2023	549,752
USD	440,970	BRL	2,231,197	Goldman Sachs International	6/02/2023	1,178
USD	90,811	CAD	122,316	Deutsche Bank AG	7/21/2023	602
USD	227,722	CAD	305,785	Goldman Sachs International	7/21/2023	2,204
USD	6,265,887	CAD	8,400,073	HSBC Bank	7/21/2023	70,782
USD	1,670,045	CAD	2,239,826	State Street Bank Corp.	7/21/2023	18,159
USD	4,704,811	CNH	32,116,995	Barclays Bank PLC	7/21/2023	172,641
USD	1,860,903	CNH	13,024,374	State Street Bank Corp.	7/21/2023	22,975
USD	6,182	EUR	5,564	Barclays Bank PLC	7/21/2023	218
USD	251,624	EUR	230,000	Citibank N.A.	7/21/2023	5,090
USD	763,678	EUR	706,971	Deutsche Bank AG	7/21/2023	5,886
USD	30,238,092	EUR	27,446,108	HSBC Bank	7/21/2023	819,027
USD	1,328,042	EUR	1,217,092	JPMorgan Chase Bank N.A.	7/21/2023	23,460
USD	3,004,563	EUR	2,723,190	Merrill Lynch International	7/21/2023	85,619
USD	5,615,966	EUR	5,095,607	State Street Bank Corp.	7/21/2023	154,064
USD	327,456	EUR	299,206	UBS AG	7/21/2023	6,741
USD	72,725	GBP	58,038	Barclays Bank PLC	7/21/2023	459
USD	85,285	GBP	68,187	JPMorgan Chase Bank N.A.	7/21/2023	381
USD	14,818,294	GBP	11,841,983	State Street Bank Corp.	7/21/2023	73,160
USD	124,883	GBP	99,859	UBS AG	7/21/2023	543
USD	414,265	JPY	55,094,685	Barclays Bank PLC	7/21/2023	15,818
USD	75,932	JPY	10,033,834	Brown Brothers Harriman	7/21/2023	3,367
USD	3,728,427	JPY	490,015,474	JPMorgan Chase Bank N.A.	7/21/2023	184,614
USD	1,147,320	JPY	152,502,580	Merrill Lynch International	7/21/2023	44,414
USD	304,309	JPY	40,134,852	State Street Bank Corp.	7/21/2023	14,052
USD	199,614	JPY	26,397,103	UBS AG	7/21/2023	8,709
USD	599,479	KRW	790,747,000	Barclays Bank PLC	6/15/2023	3,320
USD	3,363,908	KRW	4,416,878,151	Citibank N.A.	7/10/2023	29,093
USD	1,544,294	KRW	2,036,090,035	JPMorgan Chase Bank N.A.	8/04/2023	4,810
USD	1,554,465	KRW	2,020,183,077	Merrill Lynch International	6/15/2023	31,411
USD	159,281	MXN	2,842,180	State Street Bank Corp.	7/21/2023	219
USD	459,235	NOK	4,891,408	Brown Brothers Harriman	7/21/2023	17,557

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	3,859,339	NOK	42,000,951	Deutsche Bank AG	7/21/2023	$66,789
USD	595,463	NOK	6,269,462	State Street Bank Corp.	7/21/2023	29,351
USD	236,054	NOK	2,486,436	UBS AG	7/21/2023	11,537
USD	227,861	NZD	376,940	HSBC Bank	7/21/2023	887
USD	443,227	NZD	731,480	JPMorgan Chase Bank N.A.	7/21/2023	2,768
USD	883,205	NZD	1,441,124	State Street Bank Corp.	7/21/2023	15,437
USD	664,767	NZD	1,088,828	UBS AG	7/21/2023	9,133
USD	254,217	SEK	2,613,812	Citibank N.A.	7/21/2023	12,717
USD	76,326	SEK	779,509	Deutsche Bank AG	7/21/2023	4,304
USD	205,063	SEK	2,111,883	HSBC Bank	7/21/2023	9,938
USD	1,597,708	SEK	16,791,244	JPMorgan Chase Bank N.A.	7/21/2023	46,302
USD	1,612,822	SEK	16,601,294	State Street Bank Corp.	7/21/2023	78,966
USD	512,487	SGD	681,660	Merrill Lynch International	7/21/2023	7,579
USD	924,363	SGD	1,223,245	State Street Bank Corp.	7/21/2023	18,300
USD	2,381,020	THB	80,145,979	Barclays Bank PLC	7/19/2023	67,104
USD	893,950	THB	30,154,738	JPMorgan Chase Bank N.A.	6/13/2023	26,490
						$2,866,084
Liability Derivatives
AUD	575,495	USD	384,042	HSBC Bank	7/21/2023	$(9,030)
AUD	607,420	USD	412,468	Merrill Lynch International	7/21/2023	(16,653)
AUD	484,229	USD	327,772	UBS AG	7/21/2023	(12,232)
BRL	2,231,197	USD	450,065	Barclays Bank PLC	6/02/2023	(10,273)
BRL	2,231,197	USD	433,758	Goldman Sachs International	9/01/2023	(1,029)
CAD	124,444	USD	93,389	HSBC Bank	7/21/2023	(1,611)
CAD	1,883,931	USD	1,406,614	Merrill Lynch International	7/21/2023	(17,204)
CNH	506,766	USD	73,642	State Street Bank Corp.	7/21/2023	(2,130)
EUR	166,509	USD	182,507	Barclays Bank PLC	7/21/2023	(4,029)
EUR	2,290,428	USD	2,519,271	Brown Brothers Harriman	7/21/2023	(64,197)
EUR	625,500	USD	682,134	Deutsche Bank AG	7/21/2023	(11,669)
EUR	3,216,030	USD	3,543,853	HSBC Bank	7/21/2023	(96,640)
EUR	168,477	USD	187,226	JPMorgan Chase Bank N.A.	7/21/2023	(6,638)
EUR	1,291,704	USD	1,398,389	Merrill Lynch International	7/21/2023	(13,831)
EUR	855,955	USD	940,680	State Street Bank Corp.	7/21/2023	(23,197)
EUR	7,178,494	USD	7,907,608	UBS AG	7/21/2023	(213,090)
GBP	330,476	USD	413,542	Brown Brothers Harriman	7/21/2023	(2,047)
GBP	2,657,811	USD	3,316,482	HSBC Bank	7/21/2023	(7,089)
GBP	101,267	USD	126,451	JPMorgan Chase Bank N.A.	7/21/2023	(357)
GBP	133,753	USD	167,714	Merrill Lynch International	7/21/2023	(1,170)
GBP	4,215,363	USD	5,252,770	State Street Bank Corp.	7/21/2023	(3,979)
GBP	121,386	USD	151,430	UBS AG	7/21/2023	(285)
IDR	10,400,395,587	USD	703,379	Barclays Bank PLC	8/07/2023	(9,996)
IDR	6,823,508,360	USD	461,672	JPMorgan Chase Bank N.A.	7/17/2023	(6,666)
IDR	15,610,820,455	USD	1,062,394	Merrill Lynch International	8/07/2023	(21,638)
JPY	5,289,991	USD	38,739	Brown Brothers Harriman	7/21/2023	(482)
JPY	20,960,311	USD	160,599	Deutsche Bank AG	7/21/2023	(9,013)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
JPY	3,312,604	USD	24,927	HSBC Bank	7/21/2023	$(970)
JPY	200,066,627	USD	1,501,532	Merrill Lynch International	7/21/2023	(54,641)
JPY	24,560,189	USD	187,164	State Street Bank Corp.	7/21/2023	(9,544)
JPY	803,848,118	USD	6,117,687	UBS AG	7/21/2023	(304,222)
KRW	2,329,616,237	USD	1,759,396	Merrill Lynch International	7/10/2023	(498)
NOK	43,713,441	USD	4,164,780	HSBC Bank	7/21/2023	(217,598)
NOK	9,349,439	USD	904,879	Merrill Lynch International	7/21/2023	(60,655)
NZD	695,876	USD	436,061	Merrill Lynch International	7/21/2023	(17,042)
NZD	136,814	USD	84,899	UBS AG	7/21/2023	(2,517)
SEK	448,000	USD	43,530	State Street Bank Corp.	7/21/2023	(2,137)
SGD	1,977,562	USD	1,486,930	BNP Paribas S.A.	7/21/2023	(22,140)
THB	93,874,432	USD	2,757,004	Barclays Bank PLC	7/19/2023	(46,729)
THB	16,018,062	USD	468,693	JPMorgan Chase Bank N.A.	6/13/2023	(7,902)
TWD	7,735,985	USD	254,725	Barclays Bank PLC	8/03/2023	(1,218)
USD	874,670	AUD	1,348,831	Goldman Sachs International	7/21/2023	(4,273)
USD	437,842	BRL	2,231,197	Barclays Bank PLC	6/02/2023	(1,950)
USD	181,893	CAD	247,453	JPMorgan Chase Bank N.A.	7/21/2023	(605)
USD	175,019	EUR	163,866	Brown Brothers Harriman	7/21/2023	(627)
USD	401,233	EUR	374,861	JPMorgan Chase Bank N.A.	7/21/2023	(575)
USD	234,421	GBP	188,940	Brown Brothers Harriman	7/21/2023	(838)
USD	44,666	GBP	36,018	Deutsche Bank AG	7/21/2023	(182)
USD	90,085	GBP	72,543	HSBC Bank	7/21/2023	(242)
USD	123,968	GBP	99,607	JPMorgan Chase Bank N.A.	7/21/2023	(58)
USD	6,505,835	KRW	8,643,706,291	Barclays Bank PLC	7/10/2023	(20,304)
USD	109,736	KRW	145,663,836	Citibank N.A.	7/10/2023	(242)
USD	444,094	KRW	591,391,754	JPMorgan Chase Bank N.A.	8/04/2023	(3,056)
USD	866,169	MXN	15,545,256	Goldman Sachs International	7/21/2023	(3,816)
USD	2,858,396	MXN	52,628,992	HSBC Bank	7/21/2023	(86,968)
USD	441,307	MXN	8,017,609	State Street Bank Corp.	7/21/2023	(7,396)
USD	784,252	NZD	1,308,618	JPMorgan Chase Bank N.A.	7/21/2023	(3,729)
USD	221,540	NZD	369,581	Merrill Lynch International	7/21/2023	(1,002)
USD	2,030,968	TWD	61,995,305	Barclays Bank PLC	8/03/2023	(601)
USD	2,715,813	TWD	83,099,266	Citibank N.A.	8/03/2023	(7,327)
						$(1,457,779)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	126	$9,827,651	June – 2023	$226,737
Canadian Treasury Bond 10 yr	Long	CAD	3	273,304	September – 2023	80
Euro-Buxl 30 yr	Long	EUR	10	1,482,565	June – 2023	57,098

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Long Gilt 10 yr	Long	GBP	26	$3,130,449	September – 2023	$50,005
U.S. Treasury Bond 30 yr	Long	USD	28	3,593,625	September – 2023	33,865
U.S. Treasury Ultra Note 10 yr	Long	USD	55	6,624,922	September – 2023	27,727
						$395,512
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	185	$15,173,407	September – 2023	$(34,619)
Euro-Bobl 5 yr	Short	EUR	131	16,542,664	June – 2023	(412,070)
Euro-BTP 10 yr	Short	EUR	25	3,098,742	June – 2023	(126,452)
Euro-Bund 10 yr	Long	EUR	24	3,490,173	June – 2023	(2,720)
Euro-Schatz 2 yr	Short	EUR	227	25,627,674	June – 2023	(142,158)
Japan Government Bond 10 yr	Short	JPY	6	6,399,426	June – 2023	(155,098)
U.S. Treasury Note 10 yr	Short	USD	82	9,386,437	September – 2023	(8,168)
U.S. Treasury Note 2 yr	Short	USD	21	4,322,391	September – 2023	(7,430)
U.S. Treasury Note 5 yr	Short	USD	250	27,269,531	September – 2023	(8,530)
U.S. Treasury Ultra Bond 30 yr	Short	USD	138	18,888,750	September – 2023	(284,370)
						$(1,181,615)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	2,900,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$2,452	$—	$2,452

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	130,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$802	$19,256	$20,058
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At May 31, 2023, the fund had liquid securities with an aggregate value of $3,346,997 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $415,441,782)	$378,171,707
Investments in affiliated issuers, at value (identified cost, $26,833)	26,833
Cash	4,155,049
Receivables for
Forward foreign currency exchange contracts	2,866,084
Investments sold	2,161,586
Interest	5,136,132
Uncleared swaps, at value (net of unamortized premiums paid, $19,256)	20,058
Other assets	25,726
Total assets	$392,563,175
Liabilities
Payable to custodian	$15,057
Notes payable	95,000,000
Payables for
Distributions	164,776
Net daily variation margin on open cleared swap agreements	748
Forward foreign currency exchange contracts	1,457,779
Net daily variation margin on open futures contracts	329,694
Investments purchased	862,434
When-issued investments purchased	545,850
TBA purchase commitments	549,184
Capital shares reacquired	204,838
Payable to affiliates
Investment adviser	9,601
Administrative services fee	286
Transfer agent and dividend disbursing costs	2,413
Accrued interest expense	123,984
Deferred foreign capital gains tax expense payable	125,220
Accrued expenses and other liabilities	149,540
Total liabilities	$99,541,404
Net assets	$293,021,771

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$367,554,897
Total distributable earnings (loss)	(74,533,126)
Net assets	$293,021,771
Shares of beneficial interest outstanding (43,576,961 shares authorized less 137,017 capital shares to be retired)	43,439,944
Net asset value per share (net assets of $293,021,771 / 43,439,944 shares of beneficial interest outstanding)	$6.75
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,753,674
Dividends from affiliated issuers	201,561
Dividends	39,539
Other	2,544
Foreign taxes withheld	(11,295)
Total investment income	$10,986,023
Expenses
Management fee	$874,943
Transfer agent and dividend disbursing costs	23,523
Administrative services fee	27,028
Independent Trustees' compensation	4,611
Stock exchange fee	21,527
Custodian fee	31,885
Shareholder communications	68,492
Audit and tax fees	50,746
Legal fees	4,227
Interest expense and fees	2,668,257
Miscellaneous	28,880
Total expenses	$3,804,119
Net investment income (loss)	$7,181,904

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(12,119,262)
Affiliated issuers	241
Futures contracts	150,453
Swap agreements	56,631
Forward foreign currency exchange contracts	(5,640,640)
Foreign currency	(303,388)
Net realized gain (loss)	$(17,855,965)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,002 decrease in deferred foreign capital gains tax)	$13,617,053
Affiliated issuers	(290)
Futures contracts	(1,021,107)
Swap agreements	20,274
Forward foreign currency exchange contracts	6,038,428
Translation of assets and liabilities in foreign currencies	(6,177)
Net unrealized gain (loss)	$18,648,181
Net realized and unrealized gain (loss)	$792,216
Change in net assets from operations	$7,974,120
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22
Change in net assets
From operations
Net investment income (loss)	$7,181,904	$14,838,112
Net realized gain (loss)	(17,855,965)	(3,145,491)
Net unrealized gain (loss)	18,648,181	(50,549,967)
Change in net assets from operations	$7,974,120	$(38,857,346)
Distributions to shareholders	$(7,691,217)	$(18,849,582)
Tax return of capital distributions to shareholders	$—	$(7,693,993)
Distributions from other sources	$(4,306,339)(a)	$—
Change in net assets from fund share transactions	$(3,532,688)	$(2,988,186)
Total change in net assets	$(7,556,124)	$(68,389,107)
Net assets
At beginning of period	300,577,895	368,967,002
At end of period	$293,021,771	$300,577,895

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/23 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$7,974,120
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(159,994,639)
Proceeds from disposition of investment securities	176,412,466
Proceeds from disposition of short-term investments, net	6,643,212
Realized gain/loss on investments	12,119,262
Unrealized appreciation/depreciation on investments	(13,612,761)
Unrealized appreciation/depreciation on foreign currency contracts	(6,038,428)
Unrealized appreciation/depreciation on swaps	(20,274)
Net amortization/accretion of income	(888,352)
Increase in interest receivable	(33,879)
Decrease in accrued expenses and other liabilities	(10,755)
Increase in payable for net daily variation margin on open futures contracts	99,758
Increase in other assets	(22,037)
Decrease in interest payable	(6,172)
Net cash provided by operating activities	$22,621,521
Cash flows from financing activities:
Distributions paid in cash	$(11,833,125)
Decrease in notes payable	(5,000,000)
Repurchase of shares of beneficial interest	(3,327,850)
Increase in payable to custodian	15,057
Net cash used by financing activities	$(20,145,918)
Net increase in cash and restricted cash	$2,475,603
Cash and restricted cash:
Beginning of period (including foreign currency of $121,433)	$1,679,446
End of period	$4,155,049
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2023 for interest was $2,674,429.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$6.83	$8.29	$8.90	$8.94	$8.44	$9.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.35	$0.37	$0.36	$0.35
Net realized and unrealized gain (loss)	0.02	(1.20)	(0.26)	0.27	0.80	(0.50)
Total from investment operations	$0.18	$(0.87)	$0.09	$0.64	$1.16	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.42)	$(0.42)	$(0.40)	$(0.44)	$(0.43)
From tax return of capital	—	(0.18)	(0.28)	(0.30)	(0.26)	(0.28)
From other sources	(0.10)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.60)	$(0.70)	$(0.70)	$(0.70)	$(0.71)
Net increase from repurchase of capital shares	$0.01	$0.01	$—	$0.02	$0.04	$0.04
Net asset value, end of period (x)	$6.75	$6.83	$8.29	$8.90	$8.94	$8.44
Market value, end of period	$6.07	$6.87	$8.44	$8.53	$8.32	$7.41
Total return at market value (%)	(7.79)(n)	(11.33)	7.27	11.58	22.47	(3.56)
Total return at net asset value (%) (j)(r)(s)(x)	3.14(n)	(10.26)	0.99	8.35	15.54	(0.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.54(a)	1.37	0.91	1.02	1.40	1.26
Net investment income (loss)	4.79(a)	4.56	4.06	4.20	4.11	4.00
Portfolio turnover	38(n)	81	112	129	94	96
Net assets at end of period (000 omitted)	$293,022	$300,578	$368,967	$394,538	$403,245	$396,451
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.76(a)	0.74	0.71	0.72	0.70	0.70
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,084	$4,006	$4,690	$4,945	$5,032	$4,965

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other

Notes to Financial Statements (unaudited) - continued
market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$206,050	$206,050
Luxembourg	—	180,830	—	180,830
United Kingdom	—	4,038	—	4,038
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	53,189,877	—	53,189,877
Non - U.S. Sovereign Debt	—	83,900,055	—	83,900,055
Municipal Bonds	—	1,746,623	—	1,746,623
U.S. Corporate Bonds	—	165,266,256	—	165,266,256
Residential Mortgage-Backed Securities	—	5,370,214	—	5,370,214
Commercial Mortgage-Backed Securities	—	5,051,823	—	5,051,823
Asset-Backed Securities (including CDOs)	—	5,934,532	—	5,934,532
Foreign Bonds	—	57,321,409	—	57,321,409
Mutual Funds	26,833	—	—	26,833
Total	$26,833	$377,965,657	$206,050	$378,198,540
Other Financial Instruments
Futures Contracts – Assets	$395,512	$—	$—	$395,512
Futures Contracts – Liabilities	(1,181,615)	—	—	(1,181,615)
Forward Foreign Currency Exchange Contracts – Assets	—	2,866,084	—	2,866,084
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,457,779)	—	(1,457,779)
Swap Agreements – Assets	—	22,510	—	22,510
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$350,583
Realized gain (loss)	104,492
Change in unrealized appreciation or depreciation	(144,533)
Disposed of as part of a corporate action	(104,492)
Balance as of 5/31/23	$206,050
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2023 is $(46,881). At May 31, 2023, the fund held one level 3 security.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$395,512	$(1,181,615)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,866,084	(1,457,779)
Interest Rate	Cleared Swap Agreements	2,452	—
Credit	Uncleared Swap Agreements	20,058	—
Total		$3,284,106	$(2,639,394)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$150,453	$—	$—	$—
Foreign Exchange	—	—	(5,640,640)	—
Credit	—	56,631	—	(58,401)
Total	$150,453	$56,631	$(5,640,640)	$(58,401)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,021,107)	$2,452	$—	$—
Foreign Exchange	—	—	6,038,428	—
Credit	—	17,822	—	(17,919)
Total	$(1,021,107)	$20,274	$6,038,428	$(17,919)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the

Notes to Financial Statements (unaudited) - continued
exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the

Notes to Financial Statements (unaudited) - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/23
Cash	$4,155,049
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$4,155,049
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and

Notes to Financial Statements (unaudited) - continued
Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.
For the six months ended May 31, 2023, the amount of distributions estimated to be a tax return of capital was approximately $4,306,339 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/22
Ordinary income (including any short-term capital gains)	$18,849,582
Tax return of capital (b)	7,693,993
Total distributions	$26,543,575

Notes to Financial Statements (unaudited) - continued
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/23
Cost of investments	$423,617,400
Gross appreciation	2,262,419
Gross depreciation	(47,681,279)
Net unrealized appreciation (depreciation)	$(45,418,860)
As of 11/30/22
Capital loss carryforwards	(11,237,028)
Other temporary differences	(123,531)
Net unrealized appreciation (depreciation)	(59,149,131)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,913,761)
Long-Term	(5,323,267)
Total	$(11,237,028)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2023, these fees paid to MFSC amounted to $7,610.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$39,581,977	$38,682,210
Non-U.S. Government securities	107,751,616	125,467,376
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 568,436 shares of beneficial interest during the six months ended May 31, 2023 at an average price per share of $6.21 and a weighted average discount of 8.42% per share. The fund repurchased 548,673 shares of beneficial interest during the year ended November 30, 2022 at an average price per share of $6.39 and a weighted average discount of 8.35% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/23		Year ended 11/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	67,141	$519,885
Capital shares repurchased	(568,436)	(3,532,688)	(548,673)	(3,508,071)
Net change	(568,436)	$(3,532,688)	(481,532)	$(2,988,186)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2023, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2023. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to SOFR (Secured

Notes to Financial Statements (unaudited) - continued
Overnight Financing Rate) plus 0.10% plus an agreed upon spread with the option to choose SOFR periods of 1 or 3 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,643,365 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund paid a commitment fee of $1,098 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2023, the average loan balance was $98,076,923 at a weighted average annual interest rate of 5.41%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,670,335	$92,186,299	$98,829,752	$241	$(290)	$26,833

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$201,561	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase

Notes to Financial Statements (unaudited) - continued
agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2023, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2022 and the financial highlights for each of the five years in the period then ended; and in our report dated January 13, 2023, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
July 14, 2023

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant's shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Charter Income Trust (the "Fund"), is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective January 20, 2023, John Mitchell became a portfolio manager of the Fund. Effective January 20, 2023, Henry Peabody is no longer a portfolio manager of the Fund. Effective March 31, 2023, Neeraj Arora became a portfolio manager of the Fund. Effective April 30, 2024, Matt Ryan will no longer be a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the
			investment area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio	March 2023	Investment Officer of MFS; employed in the
	Manager		investment area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio	2012	Investment Officer of MFS; employed in the
	Manager		investment area of MFS since 2005.

Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the
			investment management area of MFS since 2003.

David Cole	Below Investment Grade Debt Instruments	2006	Investment Officer of MFS; employed in the
	Portfolio Manager		investment area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the
			investment area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio	2019	Investment Officer of MFS; employed in the
	Manager		investment area of MFS since 2018, Portfolio Manager
			at Man GLG prior to 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio	January 2023	Investment Officer of MFS; employed in the
	Manager		investment area of MFS since 2003.

Matt Ryan	Emerging Markets Debt Instruments Portfolio	2004	Investment Officer of MFS; employed in the
	Manager		investment area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments	2018	Investment Officer of MFS; employed in the
	Portfolio Manager		investment area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the
			investment area of MFS since 2002.

Compensation

MFS' philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2022, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed- length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices ("benchmarks"). As of December 31, 2022, the following benchmarks were used to measure the following portfolio manager's performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Charter Income Trust	Robert Spector	FTSE World Government Bond Non-Dollar Hedged Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped
Index
Bloomberg U.S. Credit Index

Bloomberg U.S. Government/Mortgage Bond Index
Neeraj Arora1	JPMorgan Emerging Markets Bond Index Global
Ward Brown	JPMorgan Emerging Markets Bond Index Global
Philipp Burgener	Bloomberg U.S. Government/Mortgage Index
David Cole	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped
Index
Pilar Gomez-Bravo	FTSE World Government Bond Non-Dollar Hedged Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped
Index
Bloomberg U.S. Credit Index
Bloomberg U.S. Government/Mortgage Bond Index
Andy Li	Bloomberg Global Aggregate Credit Index
John Mitchell2	Bloomberg Global Aggregate Credit Index
Matt Ryan	JPMorgan Emerging Markets Bond Index Global
Michael Skatrud	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped
Index
Erik Weisman	FTSE World Government Bond Non-Dollar Hedged Index

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 31, 2023.

2Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 20, 2023.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended November 30, 2022, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Robert Spector	N
Neeraj Arora1	N
Ward Brown	N
Philipp Burgener	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li	N
John Mitchell1	N
Matt Ryan	N
Michael Skatrud	N
Erik Weisman	N

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of May 31, 2023.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended November 30, 2022, unless otherwise indicated:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
	Number of	Total	Number of		Number of
Name	Accounts	Assets	Accounts	Total Assets	Accounts	Total Assets
Robert Spector	7	$3.7 billion	12	$4.4 billion	47	$2.6 billion

Neeraj Arora1	9	$13.3 billion	9	$3.1 billion	7	$2.2 billion
Ward Brown	7	$9.6 billion	8	$2.8 billion	7	$1.9 billion

Philipp Burgener	7	$6.6 billion	5	$1.3 billion	2	$92.2 million

David Cole	14	$8.6 billion	9	$4.8 billion	8	$738.0 million

Pilar Bravo-Gomez	5	$3.4 billion	8	$2.4 billion	5	$965.3 million

Andy Li	5	$3.4 billion	8	$2.4 billion	5	$965.3 million

John Mitchell1	8	$10.1 billion	9	$3.0 billion	7	$1.2 billion
Matt Ryan	9	$12.5 billion	10	$3.1 billion	8	$2.1 billion

Michael Skatrud	12	$8.5 billion	8	$836.5 million	5	$398.4 million

Erik Weisman	7	$5.0 billion	7	$2.4 billion	4	$854.6 million

* Includes the Fund.

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of May 31, 2023.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund's portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

12/01/22-12/31/22	168,729	6.22	168,729	4,185,590
1/01/23-1/31/23	0	N/A	0	4,185,590
2/01/23-2/28/23	0	N/A	0	4,185,590
3/01/23-3/31/23	113,296	6.23	113,296	4,072,294
4/01/23-4/30/23	104,600	6.31	104,600	3,967,694
5/01/23-5/31/23	181,810	6.15	181,810	3,785,884
Total	568,435	6.21	568,435

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant's outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2022 plan year is 4,405,301.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant's Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust's common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 14, 2023

* Print name and title of each signing officer under his or her signature.